Share-based payments - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Number of stock options
Balance - Beginning of year (in shares) | shares	1,487,500	1,732,500
Issued (in shares) | shares	4,670,000	485,000
Expired (in shares) | shares	(350,000)	(555,000)
Exercised (in shares) | shares	(25,000)	(175,000)
Cancelled (in shares) | shares	(1,000,000)
Balance - End of year (in shares) | shares	4,782,500	1,487,500
Weighted average exercise price
Balance - Beginning of year (in dollar per share)	$ 2.76	$ 2.44
Issued (in dollar per share)	1.48	2.56
Expired (in dollar per share)	3.05	2.15
Exercised (in dollar per share)	1.37	1.01
Cancelled (in dollar per share)	1.63
Balance - End of year (in dollar per share)	1.73	2.76
Share price	$ 1.7	$ 2.62